Trade and Other Payables (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Trade and Other Payables [Abstract]
Trade payables	$ 6,195,424	$ 2,986,066
Accrued consulting costs	561,073
Employee benefits	161,906	122,097
Other liabilities	105,555	21,012
Total payables	$ 7,023,958	$ 3,129,175